Investment in Securities (Tables)	9 Months Ended
Dec. 31, 2020
Investments Schedule [Abstract]
Summary of Investment in Securities
Investment in securities as of March 31, 2020 and December 31, 2020 consists of the following:

	Millions of yen
	March 31, 2020	December 31, 2020
Equity securities *	¥492,902	¥537,485
Trading debt securities	7,431	2,748
Available-for-sale debt securities	1,631,185	1,893,060
Held-to-maturity debt securities	113,805	113,403

Total	¥2,245,323	¥2,546,696

*
The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥254,853 million and ¥269,056 million as of March 31, 2020 and December 31, 2020, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥70,129 million and ¥81,347 million as of March 31, 2020 and December 31, 2020, respectively. The amount of investment funds elected for the fair value option included in equity securities were ¥6,326 million and ¥4,471 million as of March 31, 2020 and December 31, 2020, respectively.

Summary of Impairment and Downward or Upward Adjustment Due to Changes of Observable Price	The following tables provide information about impairment and upward or downward adjustments resulting from observable price changes as of March 31, 2020 and December 31, 2019, and for the nine and three months ended December 31, 2019 and 2020.

	Millions of yen
	March 31, 2020			Nine months ended December 31, 2019		Three months ended December 31, 2019
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥35,968	¥(13,428)	¥112	¥(38)	¥43	¥0	¥5

	Millions of yen
	December 31, 2020			Nine months ended December 31, 2020		Three months ended December 31, 2020
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥44,660	¥(13,252)	¥253	¥(961)	¥142	¥(187)	¥46

Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type
The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale
debt securities and
held-to-maturity
debt securities in each major security type as of March 31, 2020 and December 31, 2020 are as follows:
March 31, 2020

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥640,197	¥21,063	¥(7,315)	¥653,945
Japanese prefectural and foreign municipal bond securities	251,738	2,031	(3,414)	250,355
Corporate debt securities	595,625	8,727	(7,875)	596,477
CMBS and RMBS in the Americas	56,957	929	(9,214)	48,672
Other asset-backed securities and debt securities	92,363	3,267	(13,894)	81,736

	1,636,880	36,017	(41,712)	1,631,185

Held-to-maturity debt securities:
Japanese government bond securities and other	113,805	29,384	0	143,189

	¥1,750,685	¥65,401	¥(41,712)	¥1,774,374

December 31, 2020

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥773,305	¥10,407	¥(29,643)	¥754,069
Japanese prefectural and foreign municipal bond securities	270,648	3,991	(2,299)	272,340
Corporate debt securities	725,795	11,610	(7,354)	730,051
CMBS and RMBS in the Americas	33,089	396	(2,515)	30,970
Other asset-backed securities and debt securities	103,141	3,875	(1,386)	105,630

	1,905,978	30,279	(43,197)	1,893,060

Held-to-maturity debt securities:
Japanese government bond securities and other	113,403	27,576	0	140,979

	¥2,019,381	¥57,855	¥(43,197)	¥2,034,039

Information about Available-for-Sale Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position
The following tables provide information about
available-for-sale
debt securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2020 and December 31, 2020, respectively:
March 31, 2020

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥116,967	¥(2,881)	¥165,642	¥(4,434)	¥282,609	¥(7,315)
Japanese prefectural and foreign municipal bond securities	143,563	(3,413)	219	(1)	143,782	(3,414)
Corporate debt securities	260,738	(4,643)	22,631	(3,232)	283,369	(7,875)
CMBS and RMBS in the Americas	30,830	(7,486)	5,768	(1,728)	36,598	(9,214)
Other asset-backed securities and debt securities	26,612	(3,759)	22,727	(10,135)	49,339	(13,894)

	¥578,710	¥(22,182)	¥216,987	¥(19,530)	¥795,697	¥(41,712)

December 31, 2020
	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥410,619	¥(17,190)	¥178,497	¥(12,453)	¥589,116	¥(29,643)
Japanese prefectural and foreign municipal bond securities	92,069	(1,627)	12,666	(672)	104,735	(2,299)
Corporate debt securities	259,418	(5,185)	46,724	(2,169)	306,142	(7,354)
CMBS and RMBS in the Americas	21,814	(2,433)	1,914	(82)	23,728	(2,515)
Other asset-backed securities and debt securities	8,087	(169)	27,134	(1,217)	35,221	(1,386)

	¥792,007	¥(26,604)	¥266,935	¥(16,593)	¥1,058,942	¥(43,197)

Roll-Forwards of Amount of Accumulated Other-Than-Temporary Impairments Related to Credit Losses
For
available-for-sale
debt securities held as of December 31, 2019, roll-forwards of the amount of accumulated other-than-temporary impairments related to credit losses for the nine and three months ended December 31, 2019 are as follows:

Millions of yen
Nine months ended December 31, 2019
Beginning	¥2,102
Movement during the period	0

Ending	¥2,102

Millions of yen
Three months ended December 31, 2019
Beginning	¥2,102
Movement during the period	0

Ending	¥2,102